Leases - Maturity of lease liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Leases
Lease liabilities, undiscounted	$ 1,369.2	$ 1,356.3
Lease liabilities, discounted	$ 1,094.0	$ 1,140.7
Weighted average incremental borrowing rate	4.40%	4.30%
One year or less
Leases
Lease liabilities, undiscounted	$ 228.5	$ 251.0
One to two years
Leases
Lease liabilities, undiscounted	208.9	215.7
Two to three years
Leases
Lease liabilities, undiscounted	188.0	188.4
Three to four years
Leases
Lease liabilities, undiscounted	163.9	167.4
Four to five years
Leases
Lease liabilities, undiscounted	132.0	141.4
More than five years
Leases
Lease liabilities, undiscounted	447.9	392.4
Insurance and reinsurance companies
Leases
Lease liabilities, undiscounted	418.6	443.5
Lease liabilities, discounted	$ 364.1	$ 384.2
Weighted average incremental borrowing rate	3.80%	3.80%
Insurance and reinsurance companies | One year or less
Leases
Lease liabilities, undiscounted	$ 72.7	$ 77.4
Insurance and reinsurance companies | One to two years
Leases
Lease liabilities, undiscounted	66.5	67.6
Insurance and reinsurance companies | Two to three years
Leases
Lease liabilities, undiscounted	60.3	58.6
Insurance and reinsurance companies | Three to four years
Leases
Lease liabilities, undiscounted	55.9	52.0
Insurance and reinsurance companies | Four to five years
Leases
Lease liabilities, undiscounted	45.5	45.1
Insurance and reinsurance companies | More than five years
Leases
Lease liabilities, undiscounted	117.7	142.8
Non-insurance companies
Leases
Lease liabilities, undiscounted	950.6	912.8
Lease liabilities, discounted	$ 729.9	$ 756.5
Weighted average incremental borrowing rate	4.70%	4.50%
Non-insurance companies | One year or less
Leases
Lease liabilities, undiscounted	$ 155.8	$ 173.6
Non-insurance companies | One to two years
Leases
Lease liabilities, undiscounted	142.4	148.1
Non-insurance companies | Two to three years
Leases
Lease liabilities, undiscounted	127.7	129.8
Non-insurance companies | Three to four years
Leases
Lease liabilities, undiscounted	108.0	115.4
Non-insurance companies | Four to five years
Leases
Lease liabilities, undiscounted	86.5	96.3
Non-insurance companies | More than five years
Leases
Lease liabilities, undiscounted	$ 330.2	$ 249.6